TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes:
Current taxes	$ (496)	$ (204)	$ (101)
Deferred taxes	(56)	205	1,223
Total	(552)	1	1,122
Domestic	(166)	205	1,223
Foreign	$ (386)	$ (204)	$ (101)